Exhibit 99.2

John Deere Owner Trust 2009

Statement to Certificateholders

$233,600,000   Class A-1  1.13155%  Asset Backed Notes due July 02, 2010

$50,000,000   Class A-2  1.96%  Asset Backed Notes due September 15, 2011

$309,000,000   Class A-3  2.59%  Asset Backed Notes due October 15, 2013

$81,710,000   Class A-4  3.96%  Asset Backed Notes due May 16, 2016

$28,093,218  Asset Backed Certificates

Payment Date:			15-Jul-09

(1) Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$40,950,259.71
		per $1,000 original principal amount:	$175.30

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$40,950,259.71

(2) (a) Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$264,330.08
		per $1,000 original principal amount:	$1.13

		(ii) Class A-2 Notes:	$98,000.00
		per $1,000 original principal amount:	$1.96

		(iii) Class A-3 Notes:	$800,310.00
		per $1,000 original principal amount:	$2.59

		(iv) Class A-4 Notes:	$323,571.60
		per $1,000 original principal amount:	$3.96

		(v) Total:	$1,486,211.68

(3)	(a) Pool Balance (excluding accrued interest) at end of related Collection Period:		$693,822,272.05

	(b) Note Value at end of related Collection Period:		$661,452,958.29

	(c) Pool Face Amount at the end of related Collection Period:		$756,009,882.95

(4) After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$192,649,740.29
	(ii)	A-1 Note Pool Factor:	0.8246992

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		(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$50,000,000.00
			(ii)	A-2 Note Pool Factor:	1.0000000

		(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$309,000,000.00
			(ii)	A-3 Note Pool Factor:	1.0000000

		(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$81,710,000.00
			(ii)	A-4 Note Pool Factor:	1.0000000

		(e)	(i)	Certificate Balance:	$28,093,218.00
			(ii)	Certificate Pool Factor:	1.0000000

(5) Amount of Servicing Fee:					$622,288.81
			per $1,000 original principal amount:		$0.89
	(a) Amount of Servicing Fee earned:				$622,288.81
	(b) Amount of Servicing Fee paid:				$0.00
	(c) Amount of Servicing Fee Shortfall:				$622,288.81

(6) Amount of Administration Fee:					$100.00

(7) Amount paid to Indenture Trustee:					$0.00

(8) Amount paid to Owner Trustee:					$0.00

(9) Aggregate Purchase Amounts for Collection Period:					$0.00

(10)	(i)	Amount in Reserve Account:			$16,604,979.56
	(ii)	Specified Reserve Account Balance:			$16,857,678.00

(11)	(i)	Face Amount of Receivables 60 days or more past due:			$2,595,354.00
	(iii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:			0.37%

(12)	(i)	Aggregate amount of net losses for the collection period:			$0.00
	(ii)	Cumulative amount of net losses:			$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):			0.00%

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